Capital, Share Premium, Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Par value	Share capital	Share premium
(Number of shares except otherwise stated)	shares	shares	(in EUR)	(in EUR 000)	(in EUR 000)
January 1, 2022	25,772,359	25,772,359	0.17	4,427	242,198
February 10, 2022 - Exercise warrants	25,000	25,000	0.17	4	125
June 8, 2022 - Capital increase in cash	38,920	38,920	0.17	7	—
September 30, 2022 - Exercise warrants	10,000	10,000	0.17	2	117
December 31, 2022	25,846,279	25,846,279	0.17	4,440	242,440
March 29, 2023 - Capital increase in cash	393,162	393,162	0.17	68	2,481
March 30, 2023 - Capital increase in cash	2,047,544	2,047,544	0.17	351	12,999
April 17, 2023 - Capital increase in cash	375,000	375,000	0.17	65	2,651
July 14, 2023 - Exercise warrants	2,000	2,000	0.17	—	10
August 29, 2023 - Exercise warrants	10,000	10,000	0.17	2	50
December 31, 2023	28,673,985	28,673,985	0.17	4,926	260,631

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2022	270	(68)	202
Currency translation differences	(96)	—	(96)
Remeasurements of post-employment benefit obligations	—	70	70
Total other comprehensive income at December 31, 2022	174	2	176
Currency translation differences	(120)	—	(120)
Remeasurements of post-employment benefit obligations	—	81	81
Total other comprehensive income at December 31, 2023	54	83	137